Tax charge from continuing operations - Total tax charge by nature of expense from continuing operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Tax charge attributable to shareholders:
Current tax attributable to shareholders	$ (431)
Deferred tax attributable to shareholders	462
Tax (charge) credit attributable to shareholders' returns	31	$ (569)	$ (840)
Tax charge attributable to policyholders:
Total tax (charge) credit	(365)	(107)	(321)
Total current tax charge	(561)	(365)	(117)
Total deferred tax credit (charge)	227	(311)	(1,044)
Total tax (charge) credit	(334)	(676)	(1,161)
Loss before tax attributable to policyholders	365
Operating segments
Tax charge attributable to shareholders:
Tax (charge) credit attributable to shareholders' returns	(123)	(709)	(981)
Tax charge attributable to policyholders:
Total tax (charge) credit	(365)	(107)	(321)
Operating segments | Asia
Tax charge attributable to shareholders:
Current tax attributable to shareholders	(306)
Deferred tax attributable to shareholders	(162)
Tax (charge) credit attributable to shareholders' returns	(468)	(369)	(326)
Tax charge attributable to policyholders:
Current tax to attributable policyholders	(130)
Deferred tax attributable to policyholders	(235)
Total tax (charge) credit	(365)	(107)	(321)
Operating segments | US
Tax charge attributable to shareholders:
Current tax attributable to shareholders	(307)
Deferred tax attributable to shareholders	652
Tax (charge) credit attributable to shareholders' returns	345	(340)	(655)
Unallocated to a segment (other operations)
Tax charge attributable to shareholders:
Current tax attributable to shareholders	182
Deferred tax attributable to shareholders	(28)
Tax (charge) credit attributable to shareholders' returns	$ 154	$ 140	$ 141